Transactions with Related Parties, textual (Details)			12 Months Ended	29 Months Ended
	May 29, 2018 USD ($)	May 29, 2018 EUR (€)	Dec. 31, 2018 USD ($)	May 28, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transactions [Abstract]
Flat ship management fee | €		€ 3,000,000
Supervision fee	$ 550,000
Description of related party transaction			50% is payable upon the signing of the relevant supervision agreement, and 50% upon successful completion of the sea trials of each newbuild
Sales fee			1.00%
Management Agreement Ship Management Fee Per Day Per Vessel		€ 875		$ 975
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Due from manager			$ 599,000		$ 418,000
Due to manager			$ 23,000		$ 0